Fair Value Measurements (Tables)	1 Months Ended
Jun. 30, 2023
Fair Value Measurements
Summary of fair value measurements of the Fund's investments and indicate the fair value hierarchy of the valuation techniques utilized by the Fund

As of June 30, 2023	Fair Value Measurements Using
Description	Level 1	Level 2	Level 3	Total
Assets:
Debt Investments(1)	$—	$—	$935,310,172	$935,310,172
Money Market Funds(1)(2)	2,771,624	—	—	2,771,624
Total Assets	$2,771,624	$—	$935,310,172	$938,081,796
(1)	Refer to the Schedule of Investments for further details.
(2)	Included in restricted cash and cash equivalents on the Statement of Financial Condition.

Summary of changes in investments measured at fair value using Level 3 inputs

Period from June 8, 2023
(commencement of operations) to
June 30, 2023
Debt Investments
Fair value, June 8, 2023 (commencement of operations)	$—
Net change in unrealized appreciation (depreciation) on investments	(190,786)
Net translation of investments in foreign currencies	(67,123)
Realized gain (loss) on translation of investments in foreign currencies	(148)
Purchases of investments	936,995,797
PIK interest	205,621
Proceeds from principal payments	(1,907,839)
Accretion of discounts and amortization of premiums	274,650
Fair value, June 30, 2023	$935,310,172

Summary of quantitative information about the significant unobservable inputs of the Fund's Level 3 investments

Quantitative information about Level 3 Fair Value Measurements
	Fair Value as of	Valuation	Unobservable	Range
	June 30, 2023	Techniques	Input	(Weighted Average)(1)
Debt Investments [2]	$935,310,172	Market rate approach	Market interest rate	8.0% - 14.3% (10.0%)
		Market comparable companies	EBITDA multiples	9.0x - 30.0x (16.1x)
		Market comparable companies	Revenue multiples	3.5x - 16.5x (8.0x)
(1)	Unobservable inputs were weighted by the relative fair value of the instruments.
(2)	The Fund valued $831,715,991 and $103,594,181 of loans using EBITDA and revenue multiples, respectively. All loans were also valued using the market rate approach.

Summary of carrying value and fair value of the Fund's debt

	As of June 30, 2023
	Carrying Value	Fair Value
Debt	$498,641,492	$498,641,492